Segment reporting (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Revenue
Revenue	₨ 33,403,726	$ 406,288	₨ 27,025,675	₨ 24,319,542
Country of domicile [member]
Revenue
Revenue	27,349,352		22,399,400	20,292,816
Foreign countries [member]
Revenue
Revenue	₨ 6,054,374		₨ 4,626,275	₨ 4,026,726